Retirement Benefit Plans	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Retirement Benefit Plans
28.	RETIREMENT BENEFIT PLANS
a.	Defined contribution plans

The pension plan under the Labor Pension Act of ROC (the “LPA”) is considered as a defined contribution plan.  Based on the LPA, Chunghwa and its domestic subsidiaries make monthly contributions to employees’ individual pension accounts at 6% of monthly salaries and wages.  Its foreign subsidiaries would make monthly contributions based on the local pension requirements.

b.	Defined benefit plans

Chunghwa completed its privatization plans on August 12, 2005.  Chunghwa is required to pay all accrued pension obligations including service clearance payment, lump sum payment under civil service plan, additional separation payments, etc. upon the completion of the privatization in accordance with the Statute Governing Privatization of Stated-owned Enterprises.  After paying all pension obligations for privatization, the plan assets of Chunghwa should be transferred to the Fund for Privatization of Government-owned Enterprises (the “Privatization Fund”) under the Executive Yuan.  On August 7, 2006, Chunghwa transferred the remaining balance of fund to the Privatization Fund.  However, according to the instructions of MOTC, Chunghwa was requested to administer the distributions to employees for pension obligations including service clearance payment, lump sum payment under civil service plan, additional separation payments, etc. upon the completion of the privatization and recognized in other current monetary assets.

Chunghwa and its subsidiaries SENAO, CHIEF, CHSI, and SHE with the pension mechanism under the Labor Standards Law are considered as defined benefit plans.  These pension plans provide benefits based on an employee’s length of service and average six-month salary prior to retirement.  Chunghwa and its subsidiaries contribute an amount no more than 15% of salaries paid each month to their respective pension funds (the Funds), which are administered by the Labor Pension Fund Supervisory Committee (the Committee) and deposited in the names of the Committees in the Bank of Taiwan.  The plan assets are held in a commingled fund which is operated and managed by the government’s designated authorities; as such, the Company does not have any right to intervene in the investments of the funds.  According to the Article 56 of the Labor Standards Law of the ROC revised in February 2015, entities are required to contribute the difference in one appropriation to the Funds before the end of next March when the balance of the Funds is insufficient to pay employees who will meet the retirement eligibility criteria within next year.

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligation	$34,572	$37,663
Fair value of plan assets	(33,954)	(34,972)
Funded status - deficit	$618	$2,691
Net defined benefit liabilities	$1,537	$2,704
Net defined benefit assets	(919)	(13)
	$618	$2,691

Movements in the defined benefit obligation and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2015	$27,958	$21,496	$6,462
Current service cost	2,884	—	2,884
Interest expense/interest income	546	444	102
Amounts recognized in profit or loss	3,430	444	2,986
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	136	(136)
Actuarial losses recognized from changes in demographic assumptions	11	—	11
Actuarial gains recognized from changes in financial assumptions	(1)	—	(1)
Actuarial losses recognized from experience adjustments	357	—	357
Amounts recognized in other comprehensive income	367	136	231
Contributions from employer	—	2,435	(2,435)
Benefits paid	(717)	(717)	—
Benefits paid directly by the Company	(156)	—	(156)
Balance on December 31, 2015	$30,882	$23,794	$7,088
Current service cost	2,866	—	2,866
Interest expense/interest income	600	573	27
Amounts recognized in profit or loss	3,466	573	2,893
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	(352)	352
Actuarial gains recognized from changes in demographic assumptions	(124)	—	(124)
Actuarial losses recognized from changes in financial assumptions	1,715	—	1,715
Actuarial losses recognized from experience adjustments	100	—	100
Amounts recognized in other comprehensive income	1,691	(352)	2,043
Contributions from employer	—	11,235	(11,235)
Benefits paid	(1,296)	(1,296)	—
Benefits paid directly by the Company	(171)	—	(171)
Balance on December 31, 2016	$34,572	$33,954	$618
Current service cost	2,918	—	2,918
Interest expense/interest income	506	519	(13)
Amounts recognized in profit or loss	3,424	519	2,905
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	(193)	193
Actuarial losses recognized from changes in demographic assumptions	15	—	15
Actuarial losses recognized from experience adjustments	1,816	—	1,816
Amounts recognized in other comprehensive income	1,831	(193)	2,024
Contributions from employer	—	2,635	(2,635)
Benefits paid	(1,943)	(1,943)	—
Benefits paid directly by the Company	(221)	—	(221)
Balance on December 31, 2017	$37,663	$34,972	$2,691

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Operating costs	$1,794	$1,732	$1,734
Marketing expenses	856	838	847
General and administrative expenses	162	155	156
Research and development expenses	102	97	97
	$2,914	$2,822	$2,834

The Company is exposed to following risks for the defined benefits plans under the Labor Standards Law:

a.	Investment risk

Under the Labor Standards Law, the rate of return on assets shall not be lower than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return.  The plan assets are held in a commingled fund mainly invested in foreign and domestic equity and debt securities and bank deposits which is operated and managed by the government’s designated authorities; as such, the Company does not have any right to intervene in the investments of the funds.

b.	Interest rate risk

The decline in government bond interest rate will increase the present value of the obligation on the defined benefit plan, while the return on plan assets will increase.  The net effect on the present value of the obligation on defined benefit plan is partially offset by the return on plan assets.

c.	Salary risk

The calculation of the present value of defined benefit obligation is referred to the plan participants’ future salary.  Hence, the increase in plan participants’ salary will increase the present value of the defined benefit obligation.

The most recent actuarial valuation of plan assets and the present value of the defined benefit obligation were carried out by the independent actuary.

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2016	2017
Discount rates	1.50%	1.50%
Expected rates of salary increase	1.20%-2.00%	1.20%-2.00%

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present value of the defined benefit obligation would increase (decrease) as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(1,219)	$(1,232)
0.5% decrease	$1,298	$1,310
Expected rates of salary increase
0.5% increase	$1,379	$1,398
0.5% decrease	$(1,306)	$(1,326)

The sensitivity analysis presented above may not be representative of the actual change in the present value of the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated balance sheets.

There is no change in the methods and assumptions used in preparing the sensitivity analysis from the previous period.

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$2,724	$4,393
The average duration of the defined benefit obligation	7-14 years	6-13 years

The Company’s maturity analysis of the undiscounted benefit payments as of December 31, 2017 was as follows:

Year	Amount
NT$
(In Millions)
2018	$2,042
2019	4,716
2020	8,088
2021	11,201
2022 and thereafter	48,310
$74,357